Loans and Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Loans and Leases
Schedule of components of loans and leases

(dollars in thousands)	2016	2015
Commercial and industrial	$3,265,291	$3,057,455
Real estate:
Commercial	2,311,874	2,164,448
Construction	475,333	367,460
Residential	3,687,660	3,532,427
Total real estate	6,474,867	6,064,335
Consumer	1,469,220	1,401,561
Lease financing	187,177	198,679
Total loans and leases	$11,396,555	$10,722,030

	December 31,
(dollars in thousands)	2015	2014
Commercial and industrial	$3,057,455	$2,697,142
Real estate:
Commercial	2,164,448	2,047,465
Construction	367,460	470,061
Residential	3,532,427	3,338,021
Total real estate	6,064,335	5,855,547
Consumer	1,401,561	1,226,603
Lease financing	198,679	244,298
Total loans and leases	$10,722,030	$10,023,590

Schedule of components of net investment in financing leases
	December 31,
(dollars in thousands)	2015	2014
Total minimum lease payments to be received	$228,280	$276,036
Estimated residual values of leased property	4,465	7,023
Unearned income	(34,066)	(38,761)
Net investment in financing leases	$198,679	$244,298

Schedule of future minimum lease payments to be received
Minimum Lease
(dollars in thousands)	Payments
Year ending December 31:
2016	$43,325
2017	48,347
2018	17,538
2019	13,291
2020	8,989
Thereafter	96,790
Total	$228,280

Schedule of components of net investment in leveraged leases
	December 31,
(dollars in thousands)	2015	2014
Rentals receivable, net of principal and interest on non‑recourse debt	$107,059	$151,791
Unearned and deferred income	(23,609)	(26,645)
Investment in leveraged leases	83,450	125,146
Deferred taxes arising from leveraged leases	(28,087)	(42,788)
Net investment in leveraged leases	$55,363	$82,358

Schedule of loan and lease commitments

(dollars in thousands)	2016	2015
Commercial and industrial	$2,194,182	$2,262,712
Real estate:
Commercial	74,193	46,812
Construction	495,320	480,926
Residential	950,373	953,984
Total real estate	1,519,886	1,481,722
Consumer	1,465,486	1,448,336
Lease financing	16	104
Total loan and lease commitments	$5,179,570	$5,192,874

	December 31,
(dollars in thousands)	2015	2014
Commercial and industrial	$2,262,712	$2,063,472
Real estate:
Commercial	46,812	88,714
Construction	480,926	300,945
Residential	953,984	898,409
Total real estate	1,481,722	1,288,068
Consumer	1,448,336	1,425,862
Lease financing	104	444
Total loan and lease commitments	$5,192,874	$4,777,846